Expense Example - FidelityShortDurationHighIncomeFund-AMCIZPRO - FidelityShortDurationHighIncomeFund-AMCIZPRO - Fidelity Short Duration High Income Fund	Jun. 29, 2024 USD ($)
Fidelity Advisor Short Duration High Income Fund - Class I
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	906
Fidelity Advisor Short Duration High Income Fund - Class A
Expense Example:
1 year	498
3 years	707
5 years	934
10 years	1,586
Fidelity Advisor Short Duration High Income Fund - Class M
Expense Example:
1 year	498
3 years	711
5 years	942
10 years	1,606
Fidelity Advisor Short Duration High Income Fund - Class C
Expense Example:
1 year	278
3 years	560
5 years	969
10 years	1,902
Fidelity Advisor Short Duration High Income Fund - Class Z
Expense Example:
1 year	67
3 years	213
5 years	372
10 years	$ 833